ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Accrued payroll and social insurance	44,610	54,993	82,993
Taxes payable	17,460	23,040	19,241
Accrued issuance costs for Series F financing	-	5,549	-
Payable for repurchase of treasury stocks	-	-	12,744
Deposits of BNY MELLON	-	-	30,641
Deposits	184	765	191
Staff reimbursements	1,375	911	17,918
Other payables	979	471	3,259
Accrued expenses and other current liabilities	64,608	85,729	166,987